Shareholder Fees (Vanguard Precious Metals and Mining Fund Retail)	Vanguard Precious Metals and Mining Fund Vanguard Precious Metals and Mining Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20